Contingencies, commitments and restrictions on the distribution of profits - Uruguayan Concession Agreements (Details) $ in Thousands, item in Millions				1 Months Ended	5 Months Ended	12 Months Ended
	Nov. 08, 2021 USD ($) aircraft	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2023 USD ($) kg item $ / item	Dec. 31, 2022 USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						$ 161,622	$ 164,874
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS")
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure	$ 67,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | Later than one year and not later than two years
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						13,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2023
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						32,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2024
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						18,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2028
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						4,000
Puerta del sur
Contingencies, commitments and restrictions on the distribution of profits
Amount covered by insurance						300,000	$ 300,000
Punta del Este
Contingencies, commitments and restrictions on the distribution of profits
Incremental capital expenditures		$ 35,000
Minimum annual concession fee		500		$ 611	$ 577
Construction completion guarantee		1,600
Concession contract fulfilment guarantee		$ 4,200
URUGUAY
Contingencies, commitments and restrictions on the distribution of profits
Incremental capital expenditures						$ 5,000
Number of passengers to determine additional fees | item						1.5
Period for performance guarantee returned after expiration of concession agreement						6 months
URUGUAY | Puerta del sur
Contingencies, commitments and restrictions on the distribution of profits
Number of regional airports | aircraft	6
Incremental capital expenditures						$ 41,500
Annual fee required to pay government higher of stated amount as per first condition						$ 5,789
Annual fee required to pay government, number of work units required, as per second condition | kg						100
Annual fee required to pay government, per unit value required, as per second condition | $ / item						0.00532
Additional guarantee granted			$ 4,700
Performance guarantee						$ 7,600
Minimum coverage amount						$ 250,000
Period to incur additional capital expenditures						5 years
URUGUAY | Punta del Este
Contingencies, commitments and restrictions on the distribution of profits
Amount covered by insurance						$ 340,000